Premises and Equipment	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Premises and Equipment	PREMISES AND EQUIPMENT
Premises and equipment at March 31, 2021 and 2022 consisted of the following:

	2021	2022
	(in millions)
Land	¥379,560	¥372,710
Buildings	765,341	766,945
Equipment and furniture	564,273	497,478
Leasehold improvements	303,164	255,679
Construction in progress	46,513	30,894
Total	2,058,851	1,923,706
Less accumulated depreciation	1,183,859	1,107,877
Premises and equipment-net	¥874,992	¥815,829
For the fiscal years ended March 31, 2020, 2021 and 2022, the MUFG Group recognized ¥16,575 million, ¥11,424 million and ¥6,574 million, respectively, of impairment losses for long-lived assets, primarily real estate which was either formerly used for its banking operations and is no longer used or real estate that is being used where recovery of the carrying amount is doubtful. In addition, ¥194 million, ¥773 million and ¥58 million of impairment losses were recognized for real estate held for sale for the fiscal years ended March 31, 2020, 2021 and 2022, respectively. These losses are included in Other non-interest expenses. In computing the amount of impairment losses, fair value was determined primarily based on market prices, if available, or the estimated price based on an appraisal.